RIGHT OF USE ASSETS AND LEASE LIABILITIES - Lease Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts recognised in the statement of cash flows including expenses on short-term leases, variable lease payments and leases on low value assets
Total cash outflow on leases including expenses on short-term leases, variable lease payments and leases on low value assets	$ 939	$ 875	$ 455
Amounts recognised in the income statement
Expenses on short-term leases	32	19	48
Expenses on variable lease payments	800	749	302
Expenses on leases of low value assets	$ 2	$ 15	$ 33
Lease payments percentage	85.00%	86.00%	66.00%